Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay versus Performance

Pursuant to Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information regarding “compensation actually paid”, as defined in Item 402(v). In accordance with SEC rules, the “compensation actually paid” amounts shown in the table below for each applicable year reflect certain adjustments to the values reported in the Summary Compensation Table of the proxy statement as described in the footnotes to the following table.

In accordance with the transitional relief under the SEC rules for smaller reporting companies, only two years of information is required as this is the Company’s first year of disclosure under Item 402(v) of Regulation S-K.

Year	Summary Compensation Table Total for PEO Fredi Nisan	Compensation Actually Paid to PEO(1)	Average Summary Compensation Table Total for Non-PEO NEOs(2)	Average Compensation Actually Paid to Non-PEO NEOs(1)	Value of Initial Fixed $100 Investment Based On TSR	Net Income (Loss)
(a)	(b)	I	(d)	(e)	(f)	(g)
2024	$542,029	$439,853	$322,148	$395,473	$3.10	$(26,825,337)
2023	$766,742	$280,030	$462,263	$362,054	$9.90	$(53,101,287)
2022	$361,017	$302,339	$315,914	$386,965	$10.95	$(49,235,698)

(1)	“Compensation Actually Paid” to our PEO and Non-PEO NEOs represent the “Total” compensation reported in the Summary Compensation Table less the “Stock Awards” and “Options Awards” reported in the Summary Compensation Table and adding in awards that were granted and vested for the applicable fiscal year as determined with SEC rules.

(2)	Ben Errez and George Oliva were our Non-PEO named executive officers in 2024. Ben Errez and Min Wei were our Non-PEO named executive officers in 2023. Ben Errez and Jacqueline Dollar were our Non-PEO named executive officers in 2022.

Analysis of the Information Presented in the Pay versus Performance Table

The Company’s executive compensation program reflects a variable pay-for-performance philosophy. While the Company utilizes several performance measures to align executive compensation with Company performance, all of those Company measures are not presented in the Pay versus Performance table. Moreover, the Company generally seeks to incentivize long-term performance, and therefore does not specifically align the Company’s performance measures with compensation that is actually paid (as computed in accordance with Item 402(v) of Regulation S-K) for a particular year. In accordance with Item 402(v) of Regulation S-K, the Company is providing the following descriptions of the relationships between information presented in the Pay versus Performance table.

Named Executive Officers, Footnote	Ben Errez and George Oliva were our Non-PEO named executive officers in 2024. Ben Errez and Min Wei were our Non-PEO named executive officers in 2023. Ben Errez and Jacqueline Dollar were our Non-PEO named executive officers in 2022.
PEO Total Compensation Amount	$ 542,029	$ 766,742	$ 361,017
PEO Actually Paid Compensation Amount	439,853	280,030	302,339
Non-PEO NEO Average Total Compensation Amount	322,148	462,263	315,914
Non-PEO NEO Average Compensation Actually Paid Amount	$ 395,473	362,054	386,965
Compensation Actually Paid vs. Total Shareholder Return

Compensation Actually Paid and Cumulative TSR

The compensation actually paid to our PEO, as computed in accordance with the requirements of Item 402(v) of Regulation S-K, was $439,853, $280,030 and $302,339 for 2024, 2023 and 2022, respectively. The average amount of compensation actually paid to the NEOs as a group (excluding Mr. Nisan), as computed in accordance with Item 402(v) of Regulation S-K, was $395,473, $362,054 and $386,965 for 2024, 2023 and 2022, respectively. The TSR of the Company, assuming an initial fixed $100 investment and computed in accordance with the requirements of Item 402(v) of Regulation S-K, was ($6.81), or (68.8%), ($1.05), or (9.6%), and ($89.05) or (89.0%), for 2023-2024, 2022-2023 and 2021-2022, respectively. Company TSR is calculated by dividing the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.

Compensation Actually Paid vs. Net Income

Compensation Actually Paid and Net Income

The compensation actually paid to our PEO, as computed in accordance with the requirements of Item 402(v) of Regulation S-K, was $439,853, $280,030 and $302,339 for 2024, 2023 and 2022, respectively. The average amount of compensation actually paid to the NEOs as a group (excluding Mr. Nisan), as computed in accordance with Item 402(v) of Regulation S-K, was $395,473, $362,054 and $386,965 for 2024, 2023 and 2022, respectively. The Company’s net loss, as computed in accordance with Item 402(v) of Regulation S-K and reflected in the Company’s audited financial statements for the applicable fiscal year, was ($26.8) million, ($53.1) million and $(49.2 million) for 2024, 2023 and 2022, respectively.

Total Shareholder Return Amount	$ 3.1	9.9	10.95
Net Income (Loss)	$ (26,825,337)	$ (53,101,287)	$ (49,235,698)
PEO Name	Fredi Nisan	Fredi Nisan	Fredi Nisan
Additional 402(v) Disclosure	While the Company utilizes several performance measures to align executive compensation with Company performance, all of those Company measures are not presented in the Pay versus Performance table. Moreover, the Company generally seeks to incentivize long-term performance, and therefore does not specifically align the Company’s performance measures with compensation that is actually paid (as computed in accordance with Item 402(v) of Regulation S-K) for a particular year. In accordance with Item 402(v) of Regulation S-K, the Company is providing the following descriptions of the relationships between information presented in the Pay versus Performance table.